Tangible Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / oz	Dec. 31, 2018 USD ($) $ / oz	Dec. 31, 2017 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 3,381	$ 3,742
Additions
Impairment and derecognition of assets	505	104	$ 288
Ending balance	$ 2,592	$ 3,381	3,742
Long-term real gold price used in assumptions | $ / oz	1,300	1,239
Weighted average cost of capital used	8.10%	8.30%
Change in weighted average cost of capital used	0.20%
Bottom of range
Additions
Life of mine plans	1 year
Top of range
Additions
Life of mine plans	39 years
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,490	$ 1,583
Additions
Ending balance	1,135	1,490	1,583
Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,301	1,586
Additions
Ending balance	973	1,301	1,586
Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	39	39
Additions
Ending balance	35	39	39
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1	2
Additions
Ending balance	3	1	2
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	485	464
Additions
Ending balance	380	485	464
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	65	68
Additions
Ending balance	66	65	68
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,367	11,414	11,975
Additions
- project capital	339	177	156
- stay-in-business capital	424	467	665
Finance costs capitalised	6
Disposals	17	39	21
Transfers and other movements	(544)	(250)	(506)
Transfer to assets and liabilities held for sale	1,431		1,148
Translation	(8)	(402)	293
Ending balance	10,136	11,367	11,414
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,674	5,562	5,943
Additions
- project capital	43	2	28
- stay-in-business capital	208	294	371
Finance costs capitalised	0
Disposals	1	5	1
Transfers and other movements	(259)	60	(168)
Transfer to assets and liabilities held for sale	660		785
Translation	(4)	(239)	174
Ending balance	5,001	5,674	5,562
Cost | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,212	4,382	4,576
Additions
- project capital	0	0	3
- stay-in-business capital	25	20	37
Finance costs capitalised	0
Disposals	16	30	20
Transfers and other movements	219	(41)	(21)
Transfer to assets and liabilities held for sale	663		281
Translation	(1)	(119)	88
Ending balance	3,776	4,212	4,382
Cost | Mine infrastructure | Assets held under finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	45	56
Additions
Ending balance	0	45	56
Cost | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	888	892	919
Additions
- project capital	0	0	0
- stay-in-business capital	1	3	0
Finance costs capitalised	0
Disposals	0	0	0
Transfers and other movements	1	0	(27)
Transfer to assets and liabilities held for sale	9		7
Translation	0	(7)	7
Ending balance	881	888	892
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4	5	5
Additions
- project capital	1	0	0
- stay-in-business capital	2	0	0
Finance costs capitalised	0
Disposals	0	1	0
Transfers and other movements	0	0	0
Transfer to assets and liabilities held for sale	0		0
Translation	0	0	0
Ending balance	7	4	5
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	512	490	450
Additions
- project capital	281	175	125
- stay-in-business capital	188	149	257
Finance costs capitalised	6
Disposals	0	0	0
Transfers and other movements	(489)	(270)	(291)
Transfer to assets and liabilities held for sale	90		72
Translation	(3)	(32)	21
Ending balance	405	512	490
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	77	83	82
Additions
- project capital	14	0	0
- stay-in-business capital	0	1	0
Finance costs capitalised	0
Disposals	0	3	0
Transfers and other movements	(16)	1	1
Transfer to assets and liabilities held for sale	9		3
Translation	0	(5)	3
Ending balance	66	77	83
Assets pledged as security	9	10	11
Cost | Land and buildings | Assets held under finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3	6
Additions
Ending balance	0	3	6
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,986)	(7,672)	(7,864)
Additions
Amortisation for the year	609	634	829
Impairment and derecognition of assets	505	104	253
Disposals	(16)	(35)	(21)
Transfers and other movements	522	205	516
Transfer to assets and liabilities held for sale	(1,003)		(859)
Translation	15	184	(122)
Ending balance	(7,544)	(7,986)	(7,672)
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,184)	(3,979)	(4,163)
Additions
Amortisation for the year	392	397	553
Impairment and derecognition of assets	243	0	182
Disposals	(1)	(5)	(1)
Transfers and other movements	455	52	326
Transfer to assets and liabilities held for sale	(488)		(685)
Translation	9	135	(93)
Ending balance	(3,866)	(4,184)	(3,979)
Accumulated amortisation and impairments | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,911)	(2,796)	(2,792)
Additions
Amortisation for the year	215	233	272
Impairment and derecognition of assets	172	104	62
Disposals	(15)	(27)	(20)
Transfers and other movements	53	153	163
Transfer to assets and liabilities held for sale	(422)		(169)
Translation	5	42	(22)
Ending balance	(2,803)	(2,911)	(2,796)
Accumulated amortisation and impairments | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(849)	(853)	(868)
Additions
Amortisation for the year	1	2	3
Impairment and derecognition of assets	0	0	8
Disposals	0	0	0
Transfers and other movements	(1)	0	27
Transfer to assets and liabilities held for sale	(5)		(4)
Translation	0	6	(5)
Ending balance	(846)	(849)	(853)
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3)	(3)	(3)
Additions
Amortisation for the year	1	1	0
Impairment and derecognition of assets	0	0	0
Disposals	0	(1)	0
Transfers and other movements	0	0	0
Transfer to assets and liabilities held for sale	0		0
Translation	0	0	0
Ending balance	(4)	(3)	(3)
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(27)	(26)	(26)
Additions
Amortisation for the year	0	0	0
Impairment and derecognition of assets	90	0	1
Disposals	0	0	0
Transfers and other movements	3	0	0
Transfer to assets and liabilities held for sale	(88)		(1)
Translation	1	(1)	0
Ending balance	(25)	(27)	(26)
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12)	(15)	(12)
Additions
Amortisation for the year	0	1	1
Impairment and derecognition of assets	0	0	0
Disposals	0	(2)	0
Transfers and other movements	12	0	0
Transfer to assets and liabilities held for sale	0		0
Translation	0	2	(2)
Ending balance	$ 0	$ (12)	$ (15)